SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Allowance for Uncollectible Accounts			$ 9,478		$ 9,478		$ 3,967	$ 5,019
Impairment of long-lived assets							0
Uncertain tax positions							0	0
Advertising costs			13,600	$ 3,100	24,100	$ 11,000	32,700	125,000
FDIC limit			$ 250,000		$ 250,000		250,000
S And S Beverage [Member]
Allowance for Uncollectible Accounts	$ 24,280						24,280	0
Impairment of long-lived assets							0	0
Uncertain tax positions	0						0	0
Advertising costs	286	$ 2,195					53,597	$ 0
FDIC limit	$ 250,000						$ 250,000